Leases - Schedule of Lease Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases - Schedule of Lease Balances (Details) [Line Items]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Right-of-Use Asset (in Dollars)	Operating Lease, Right-of-Use Asset (in Dollars)
Operating Lease, Right-of-Use Asset (in Dollars)	$ 779	$ 1,026
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Current (in Dollars)	Operating Lease, Liability, Current (in Dollars)
Operating Lease, Liability, Current (in Dollars)	$ 176	$ 235
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Noncurrent (in Dollars)	Operating Lease, Liability, Noncurrent (in Dollars)
Operating Lease, Liability, Noncurrent (in Dollars)	$ 576	$ 759
Vehicles [Member]
Leases - Schedule of Lease Balances (Details) [Line Items]
Operating Lease, Weighted Average Discount Rate, Percent	3.39%	4.42%
Facilities rent [Member]
Leases - Schedule of Lease Balances (Details) [Line Items]
Operating Lease, Weighted Average Discount Rate, Percent	5.67%	5.10%
Minimum [Member] | Vehicles [Member]
Leases - Schedule of Lease Balances (Details) [Line Items]
Lessee, Operating Lease, Remaining Lease Term	3 months 29 days	25 days
Minimum [Member] | Facilities rent [Member]
Leases - Schedule of Lease Balances (Details) [Line Items]
Lessee, Operating Lease, Remaining Lease Term	9 months 3 days	1 year 9 months 3 days
Maximum [Member] | Vehicles [Member]
Leases - Schedule of Lease Balances (Details) [Line Items]
Lessee, Operating Lease, Remaining Lease Term	1 year 9 months	2 years 9 months
Maximum [Member] | Facilities rent [Member]
Leases - Schedule of Lease Balances (Details) [Line Items]
Lessee, Operating Lease, Remaining Lease Term	9 years 7 months 2 days	10 years 7 months 2 days